UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Partners, LLC
Address:  137 Rowayton Avenue, Suite 200
          Rowayton, Connecticut 06853

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Walter G. Schendel III
Title:    Managing Member
Phone:    (203) 523-0349

Signature, Place and Date of Signing:


/s/ Walter G. Schendel III.    Rowayon, Connecticut         February 17, 2009
--------------------------     -----------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $51,780
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name

(1)       028-                          Caip Global Partners, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6       COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION      MNGRS  SOLE    SHRD NONE
--------------                --------------     -----       -------   ------- --- ----   ----------      -----  ----    ---- ----
AGNICO EAGLE MINES LTD        COM               008474108     573       11,163 SH         SOLE            NONE     573
AGNICO EAGLE MINES LTD        COM               008474108     967       18,837 SH         SHARED-DEFINED    (1)    967
AMR CORP                      COM               001765106    1977      185,285 SH         SOLE            NONE    1977
AMR CORP                      COM               001765106   3,333      312,415 SH         SHARED-DEFINED    (1)  3,333
BARRICK GOLD CORP             COM               067901108     493       13,395 SH         SOLE            NONE     493
BARRICK GOLD CORP             COM               067901108     831       22,605 SH         SHARED-DEFINED    (1)    831
CONTINENTAL AIRLS INC         CL B              210795308    2026      112,207 SH         SOLE            NONE    2026
CONTINENTAL AIRLS INC         CL B              210795308   3,417      189,193 SH         SHARED-DEFINED    (1)  3,417
DELTA AIR LINES INC DEL       COM NEW           247361702    2307      201,333 SH         SOLE            NONE    2307
DELTA AIR LINES INC DEL       COM NEW           247361702   3,890      339,467 SH         SHARED-DEFINED    (1)  3,890
DIAMONDS TR                   UNIT SER 1        252787106    2285       26,057 SH         SOLE            NONE    2285
DIAMONDS TR                   UNIT SER 1        252787106   3,854       43,943 SH         SHARED-DEFINED    (1)  3,854
INTL PAPER CO                 COM               460146103     364       30,885 SH         SOLE            NONE     364
INTL PAPER CO                 COM               460146103     615       52,115 SH         SHARED-DEFINED    (1)    615
KAPSTONE PAPER & PACKAGING C  COM               48562P103     127       53,522 SH         SOLE            NONE     127
KAPSTONE PAPER & PACKAGING C  COM               48562P103     215       90,278 SH         SHARED-DEFINED    (1)    215
PACKAGING CORP AMER           COM               695156109     401       29,769 SH         SOLE            NONE     401
PACKAGING CORP AMER           COM               695156109     676       50,231 SH         SHARED-DEFINED    (1)    676
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    1434       38,015 SH         SOLE            NONE    1434
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297   2,418       64,085 SH         SHARED-DEFINED    (1)  2,418
SPDR GOLD TRUST               GOLD SHS          78463V107    1130       13,057 SH         SOLE            NONE    1130
SPDR GOLD TRUST               GOLD SHS          78463V107   1,908       22,043 SH         SHARED-DEFINED    (1)  1,908
SPDR TR                       UNIT SER 1        78462F103    4539       50,254 SH         SOLE            NONE    4539
SPDR TR                       UNIT SER 1        78462F103   7,655       84,746 SH         SHARED-DEFINED    (1)  7,655
MORGAN STANLEY                COM NEW           617446448     239       14,900     CALL   SOLE            NONE     239
MORGAN STANLEY                COM NEW           617446448     403       25,100     CALL   SHARED-DEFINED    (1)    403
SPDR TR                       UNIT SER 1        78462F103    1012       11,200     CALL   SOLE            NONE    1012
SPDR TR                       UNIT SER 1        78462F103   1,698       18,800     CALL   SHARED-DEFINED    (1)  1,698
SPDR TR                       UNIT SER 1        78462F103     370        4,100     PUT    SOLE            NONE     370
SPDR TR                       UNIT SER 1        78462F103     623        6,900     PUT    SHARED-DEFINED    (1)    623


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